Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Afterpay Ltd.(a)	3,762	$341,886
AMP Ltd.	112,365	96,778
Ampol Ltd.	12,078	238,746
APA Group	7,920	61,362
Aristocrat Leisure Ltd.	9,652	277,128
ASX Ltd.	1,980	111,619
Australia & New Zealand Banking Group Ltd.	36,630	813,194
Brambles Ltd.	28,512	229,051
Cochlear Ltd.	990	170,151
Coles Group Ltd.	14,850	187,205
Commonwealth Bank of Australia	19,899	1,368,632
Computershare Ltd.	14,774	161,140
Crown Resorts Ltd.(a)	14,850	140,174
CSL Ltd.	6,138	1,285,651
Dexus	25,641	201,431
Evolution Mining Ltd.	22,869	81,790
Fortescue Metals Group Ltd.	35,145	613,268
Goodman Group	27,720	404,907
GPT Group (The)	31,779	113,410
Insurance Australia Group Ltd.	51,777	195,976
James Hardie Industries PLC	8,118	269,015
Lendlease Corp. Ltd.	14,949	146,767
Macquarie Group Ltd.	6,237	773,204
Magellan Financial Group Ltd.	1,980	74,178
Medibank Pvt Ltd.	28,908	68,776
Mirvac Group	95,436	198,306
National Australia Bank Ltd.	43,857	903,170
Newcrest Mining Ltd.	11,385	233,226
Northern Star Resources Ltd.	13,266	107,699
QBE Insurance Group Ltd.	20,295	154,574
Ramsay Health Care Ltd.	1,485	77,222
REA Group Ltd.	1,782	217,970
Scentre Group	92,268	193,861
Seek Ltd.(a)	13,365	319,728
Sonic Healthcare Ltd.	6,138	170,118
Stockland	61,182	221,177
Suncorp Group Ltd.	26,829	217,810
Sydney Airport(a)	35,571	170,082
Tabcorp Holdings Ltd.	50,106	192,361
Telstra Corp. Ltd.	47,124	123,399
Transurban Group	30,294	331,587
Treasury Wine Estates Ltd.	22,671	175,823
Vicinity Centres	59,400	72,725
Wesfarmers Ltd.	10,692	446,896
Westpac Banking Corp.	48,429	934,476
Woolworths Group Ltd.	15,147	459,822

		14,347,471

Austria — 0.1%
Erste Group Bank AG(a)	4,455	158,743
Raiffeisen Bank International AG	5,011	109,726
Verbund AG	6,237	512,803

		781,272

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	12,870	911,448
Elia Group SA/NV	1,188	128,710
Galapagos NV(a)	1,188	92,800
Groupe Bruxelles Lambert SA	1,793	196,372
KBC Group NV(a)	1,782	138,621

Security	Shares	Value

Belgium (continued)
UCB SA	1,089	$101,021
Umicore SA	6,633	403,712

		1,972,684

Brazil — 0.4%
Ambev SA	89,101	245,365
B3 SA - Brasil, Bolsa, Balcao	39,600	375,909
Banco Bradesco SA	1,816	6,919
Banco do Brasil SA	19,800	108,174
BB Seguridade Participacoes SA	29,700	122,243
CCR SA	49,500	109,853
Localiza Rent a Car SA	20,550	243,558
Lojas Renner SA	19,850	147,816
Magazine Luiza SA	39,600	146,203
Natura & Co. Holding SA(a)	19,800	177,882
Notre Dame Intermedica Participacoes SA	9,900	148,302
Suzano SA(a)	7,300	92,400
Telefonica Brasil SA	9,900	78,831
Ultrapar Participacoes SA	21,802	84,833
Vale SA	59,401	1,193,659
WEG SA	19,800	127,773

		3,409,720

Canada — 3.3%
Agnico Eagle Mines Ltd.	5,049	315,285
Alimentation Couche-Tard Inc., Class B	16,038	542,987
B2Gold Corp.	40,689	195,805
Bank of Montreal	8,019	756,206
Bank of Nova Scotia (The)	18,513	1,177,867
Barrick Gold Corp.	21,879	465,787
Bausch Health Cos Inc.(a)	4,554	146,482
BCE Inc.	6,138	289,886
BlackBerry Ltd.(a)	20,691	182,825
Brookfield Asset Management Inc., Class A	17,127	780,057
CAE Inc.	4,059	127,029
Cameco Corp.	30,789	517,071
Canadian Imperial Bank of Commerce	6,633	688,965
Canadian National Railway Co.	8,712	937,131
Canadian Pacific Railway Ltd.	1,287	479,889
Canadian Tire Corp. Ltd., Class A, NVS	1,584	252,266
Canopy Growth Corp.(a)	4,851	130,719
CCL Industries Inc., Class B, NVS	5,445	308,810
CGI Inc.(a)	2,673	236,294
Constellation Software Inc.	297	435,512
Dollarama Inc.	4,950	230,480
Enbridge Inc.	32,274	1,243,790
Fairfax Financial Holdings Ltd.	594	271,158
First Quantum Minerals Ltd.	21,186	487,888
Franco-Nevada Corp.	4,059	564,967
George Weston Ltd.	5,148	454,164
Great-West Lifeco Inc.	6,534	189,296
Hydro One Ltd.(b)	21,780	521,750
Intact Financial Corp.	1,782	236,663
Inter Pipeline Ltd.	31,328	456,347
Keyera Corp.	13,266	303,127
Kinross Gold Corp.	14,652	103,024
Kirkland Lake Gold Ltd.	4,950	183,764
Loblaw Companies Ltd.	3,960	219,696
Lundin Mining Corp.	55,539	670,423
Manulife Financial Corp.	17,721	386,629
Metro Inc.	6,039	276,472

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
National Bank of Canada	3,069	$222,928
Open Text Corp.	6,732	316,736
Pan American Silver Corp.	6,633	210,712
Pembina Pipeline Corp.	32,373	998,400
Power Corp. of Canada	7,781	226,435
Restaurant Brands International Inc.	4,950	339,644
RioCan REIT	11,187	191,148
Ritchie Bros Auctioneers Inc.	2,772	176,185
Rogers Communications Inc., Class B, NVS	5,544	272,829
Royal Bank of Canada	18,414	1,755,931
Shaw Communications Inc., Class B, NVS	13,365	386,761
Shopify Inc., Class A(a)	1,386	1,634,651
SSR Mining Inc.	13,563	215,098
Sun Life Financial Inc.	5,841	314,840
TC Energy Corp.	11,880	587,240
TELUS Corp.	5,940	123,126
Thomson Reuters Corp.	5,544	513,705
Toronto-Dominion Bank (The)	21,910	1,504,954
Wheaton Precious Metals Corp.	9,999	414,444
WSP Global Inc.	3,960	410,840
Yamana Gold Inc.	20,295	92,880

		26,675,998

Chile — 0.0%
Cencosud SA	73,062	150,939
Falabella SA	45,540	204,677

		355,616

China — 4.8%
360 Security Technology Inc., Class A	19,800	38,600
Agricultural Bank of China Ltd., Class H	792,000	307,955
Alibaba Group Holding Ltd., ADR(a)	24,945	5,761,048
Alibaba Health Information Technology Ltd.(a)	42,000	128,160
ANTA Sports Products Ltd.	9,000	161,649
Baidu Inc., ADR(a)	3,465	728,793
Bank of China Ltd., Class H	1,683,000	669,573
Bank of Communications Co. Ltd., Class A	346,500	257,665
Bank of Communications Co. Ltd., Class H	297,000	190,050
Bank of Nanjing Co. Ltd., Class A	39,600	56,140
Bank of Ningbo Co. Ltd., Class A	9,900	64,634
BeiGene Ltd., ADR(a)(c)	693	238,073
BYD Co. Ltd., Class H	7,000	144,473
CGN Power Co. Ltd., Class H(b)	867,000	199,815
China CITIC Bank Corp. Ltd., Class H	198,000	103,756
China Conch Venture Holdings Ltd.	49,500	234,217
China Construction Bank Corp., Class H	1,392,000	1,102,223
China Everbright Bank Co. Ltd., Class A	198,000	115,708
China Gas Holdings Ltd.	39,600	143,016
China Life Insurance Co. Ltd., Class H	198,000	403,299
China Mengniu Dairy Co. Ltd.	18,000	96,410
China Merchants Bank Co. Ltd., Class A	29,700	241,977
China Merchants Bank Co. Ltd., Class H	49,500	399,283
China Merchants Port Holdings Co. Ltd.	198,000	317,642
China Minsheng Banking Corp. Ltd., Class A	148,500	107,902
China Molybdenum Co. Ltd., Class H	297,000	201,522
China National Nuclear Power Co. Ltd., Class A	801,998	647,218
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	19,800	62,293
China Oilfield Services Ltd., Class H	396,000	365,059
China Overseas Land & Investment Ltd.	49,500	125,298
China Pacific Insurance Group Co. Ltd., Class A	19,800	100,678

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co. Ltd.	14,000	$113,109
China Resources Gas Group Ltd.	26,000	141,100
China Resources Land Ltd.	22,000	103,246
China Tower Corp. Ltd., Class H(b)	792,000	114,208
China Vanke Co. Ltd., Class H	30,400	106,463
China Yangtze Power Co. Ltd., Class A	99,000	305,647
Chongqing Rural Commercial Bank Co. Ltd., Class H	198,000	84,127
Country Garden Holdings Co. Ltd.	99,000	117,905
Country Garden Services Holdings Co. Ltd.	15,000	157,400
CSPC Pharmaceutical Group Ltd.	198,000	245,242
ENN Energy Holdings Ltd.	29,700	506,290
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,540	302,400
Fosun International Ltd.	99,000	142,506
Geely Automobile Holdings Ltd.	99,000	256,842
Great Wall Motor Co. Ltd., Class H	99,000	244,987
Guangzhou Baiyun International Airport Co. Ltd., Class A	9,900	18,611
Huazhu Group Ltd., ADR(a)	3,960	233,482
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	39,600	118,034
Iflytek Co. Ltd., Class A	9,900	78,011
Industrial & Commercial Bank of China Ltd., Class H	891,000	580,475
Industrial Bank Co. Ltd., Class A	99,098	333,066
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,800	125,350
Innovent Biologics Inc.(a)(b)	49,500	537,901
JD.com Inc., ADR(a)	12,276	949,671
Jiangsu Expressway Co. Ltd., Class H	198,000	233,516
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	9,900	294,627
Kweichow Moutai Co. Ltd., Class A	800	248,197
Li Ning Co. Ltd.	49,500	404,063
Meituan, Class B(a)(b)	43,900	1,684,364
Muyuan Foods Co. Ltd., Class A	15,640	273,492
NetEase Inc., ADR	6,039	676,730
New Oriental Education & Technology Group Inc., ADR(a)(c)	19,710	300,775
NIO Inc., ADR(a)(c)	18,315	729,670
People’s Insurance Co. Group of China Ltd. (The), Class H	396,000	135,623
PICC Property & Casualty Co. Ltd., Class H	198,000	194,511
Pinduoduo Inc., ADR(a)	4,950	662,954
Ping An Healthcare and Technology Co. Ltd.(a)(b)	9,900	115,993
Ping An Insurance Group Co. of China Ltd., Class A	9,900	110,963
Ping An Insurance Group Co. of China Ltd., Class H	70,500	771,094
Postal Savings Bank of China Co. Ltd., Class H(b)	198,000	128,994
Sany Heavy Industry Co. Ltd., Class A	59,400	283,576
SF Holding Co. Ltd., Class A	19,800	196,979
Shanghai International Airport Co. Ltd., Class A	9,900	75,210
Shanghai International Port Group Co. Ltd., Class A	59,599	42,661
Shenzhen International Holdings Ltd.	132,500	220,752
Shenzhen Investment Ltd.	396,000	145,310
Shenzhou International Group Holdings Ltd.	9,900	217,710
Sichuan Chuantou Energy Co. Ltd., Class A	89,100	155,104
Sino Biopharmaceutical Ltd.	297,000	320,064
Sunac China Holdings Ltd.	99,000	385,581
Sunny Optical Technology Group Co. Ltd.	9,900	241,418
TAL Education Group, ADR(a)	5,643	321,369
Tencent Holdings Ltd.	69,300	5,558,740
Trip.com Group Ltd., ADR(a)	7,227	282,431
Vipshop Holdings Ltd., ADR(a)	7,326	225,421
Wens Foodstuffs Group Co. Ltd., Class A	41,240	91,746
Wuliangye Yibin Co. Ltd., Class A	9,900	436,201
Wuxi Biologics Cayman Inc., New(a)(b)	30,000	422,951
Xiaomi Corp., Class B(a)(b)	178,200	564,414
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	39,600	202,091

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yintai Gold Co. Ltd., Class A	74,900	$99,236
Yum China Holdings Inc.	5,670	356,756
Zai Lab Ltd., ADR(a)	1,980	329,096
Zhejiang Expressway Co. Ltd., Class H	198,000	172,332
Zhejiang Semir Garment Co. Ltd., Class A	19,800	35,845
ZTO Express Cayman Inc., ADR	7,425	238,788

		38,217,550

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	56,529	289,520
Interconexion Electrica SA ESP	39,600	226,316

		515,836

Denmark — 0.6%
Ambu A/S, Class B	3,168	177,742
Carlsberg A/S, Class B	1,050	184,500
Chr Hansen Holding A/S(a)	1,980	182,242
Coloplast A/S, Class B	1,089	180,423
Danske Bank A/S	12,276	234,585
Genmab A/S(a)	891	327,401
Novo Nordisk A/S, Class B	23,661	1,735,226
Novozymes A/S, Class B	4,059	289,297
Orsted A/S(b)	3,564	520,496
Pandora A/S	1,980	224,998
Vestas Wind Systems A/S	15,345	641,357

		4,698,267

Finland — 0.3%
Kone OYJ, Class B	3,861	303,692
Neste OYJ	11,781	714,771
Nokia OYJ(a)	71,280	338,294
Nordea Bank Abp	27,027	281,145
Sampo OYJ, Class A	5,643	268,393
Wartsila OYJ Abp	16,236	209,814

		2,116,109

France — 2.7%
Aeroports de Paris(a)	1,188	152,593
Airbus SE(a)	8,316	1,000,479
Alstom SA(a)	3,762	205,784
Atos SE(a)	2,970	202,433
AXA SA	25,344	717,726
BioMerieux	594	70,733
BNP Paribas SA(a)	12,573	808,078
Bureau Veritas SA(a)	6,534	195,618
Capgemini SE	2,871	526,711
CNP Assurances	8,019	140,600
Danone SA	9,306	656,806
Dassault Aviation SA(a)	99	107,974
Dassault Systemes SE	1,683	390,916
Edenred	2,706	153,590
Eiffage SA(a)	1,980	217,187
EssilorLuxottica SA	4,391	731,566
Eurofins Scientific SE(a)	990	98,142
Faurecia SE, New(a)	408	21,999
Gecina SA	857	125,501
Getlink SE(a)	12,969	206,548
Hermes International	396	497,680
Ipsen SA	891	86,279
Kering SA	1,089	873,740
Klepierre SA	5,247	139,338
Legrand SA	5,049	492,317
L’Oreal SA	3,763	1,547,640

Security	Shares	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	3,366	$2,537,356
Natixis SA(a)	34,650	169,516
Orange SA	14,850	185,021
Pernod Ricard SA	3,168	650,988
Publicis Groupe SA	2,178	141,214
Renault SA(a)	4,356	175,797
Safran SA(a)	4,455	665,968
Sanofi	15,345	1,612,078
Sartorius Stedim Biotech	693	318,677
Schneider Electric SE	8,128	1,301,532
SCOR SE(a)	2,214	71,721
Societe Generale SA(a)	15,444	440,060
Sodexo SA(a)	2,277	227,781
Teleperformance	792	306,140
Thales SA	1,881	191,971
Ubisoft Entertainment SA(a)	1,782	133,987
Unibail-Rodamco-Westfield(a)	3,014	248,862
Vinci SA	9,801	1,078,377
Vivendi SE	13,464	470,031
Worldline SA(a)(b)	3,825	375,868

		21,670,923

Germany — 2.2%
adidas AG(a)	2,376	734,650
Allianz SE, Registered	6,435	1,676,332
Aroundtown SA	17,523	135,087
BASF SE	7,722	623,558
Bayer AG, Registered	11,781	763,273
Bayerische Motoren Werke AG	7,227	725,568
Beiersdorf AG	1,881	212,622
Brenntag SE	1,980	178,002
Continental AG(a)	2,079	281,904
Daimler AG, Registered	12,771	1,138,424
Delivery Hero SE(a)(b)	1,881	299,007
Deutsche Bank AG, Registered(a)	30,393	424,630
Deutsche Boerse AG	2,871	495,260
Deutsche Post AG, Registered	8,712	513,416
Deutsche Telekom AG, Registered	43,560	839,000
Deutsche Wohnen SE	4,554	246,695
E.ON SE	17,424	210,295
Fresenius Medical Care AG & Co. KGaA	1,683	134,040
Fresenius SE & Co. KGaA	6,237	306,931
GEA Group AG	3,366	147,938
HelloFresh SE(a)	3,069	254,918
Infineon Technologies AG	20,493	828,031
KION Group AG	105	10,484
Merck KGaA	1,881	330,934
MTU Aero Engines AG	891	225,136
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,535	734,375
Puma SE(a)	1,614	170,434
SAP SE	13,959	1,962,016
Siemens AG, Registered	10,890	1,819,844
Siemens Healthineers AG(b)	2,475	141,462
Symrise AG	2,772	358,387
Telefonica Deutschland Holding AG	46,827	136,304
Vonovia SE	6,831	449,313
Zalando SE(a)(b)	2,772	288,778

		17,797,048

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece — 0.0%
OPAP SA	5,625	$86,335

Hong Kong — 0.8%
AIA Group Ltd.	158,400	2,017,003
BOC Hong Kong Holdings Ltd.	49,500	174,627
Budweiser Brewing Co. APAC Ltd.(b)	59,400	187,756
CK Asset Holdings Ltd.	49,500	310,695
CK Hutchison Holdings Ltd.	49,500	405,975
Galaxy Entertainment Group Ltd.(a)	25,000	220,167
Hang Seng Bank Ltd.(c)	9,900	194,384
Hong Kong & China Gas Co. Ltd.	230,936	370,480
Hong Kong Exchanges & Clearing Ltd.	12,100	732,215
Hongkong Land Holdings Ltd.(c)	29,700	147,015
Link REIT	29,700	280,869
Melco Resorts & Entertainment Ltd., ADR(a)	8,514	164,235
MTR Corp. Ltd.	49,500	275,961
Power Assets Holdings Ltd.	75,000	461,094
Sands China Ltd.(a)	39,600	188,138
Sun Hung Kai Properties Ltd.	18,500	279,399
Swire Properties Ltd.	39,600	118,287
Techtronic Industries Co. Ltd.	11,500	209,660

		6,737,960

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	12,672	124,894
Asian Paints Ltd.	8,217	281,368
Axis Bank Ltd.(a)	26,170	252,576
Bajaj Auto Ltd.	2,376	122,974
Bajaj Finance Ltd.	2,795	205,718
Bandhan Bank Ltd.(a)(b)	10,624	47,295
Bharti Airtel Ltd.	39,105	283,366
Dabur India Ltd.	38,054	276,418
DLF Ltd.	29,700	99,157
Godrej Consumer Products Ltd.(a)	7,425	69,341
HCL Technologies Ltd.	20,592	249,906
HDFC Life Insurance Co. Ltd.(a)(b)	7,425	66,669
Hero MotoCorp Ltd.	1,980	75,357
Hindustan Unilever Ltd.	13,464	427,836
Housing Development Finance Corp. Ltd.	16,236	530,463
ICICI Bank Ltd.(a)	35,442	287,325
ICICI Bank Ltd., ADR, NVS(a)	16,929	275,943
Infosys Ltd.	48,807	892,393
ITC Ltd.	76,923	210,397
Kotak Mahindra Bank Ltd.(a)	7,142	168,618
Lupin Ltd.	7,425	107,206
Mahindra & Mahindra Ltd., GDR	3,564	35,355
Maruti Suzuki India Ltd.	1,386	120,794
Nestle India Ltd.	1,287	283,371
Petronet LNG Ltd.	103,356	334,811
REC Ltd.	48,609	84,064
Reliance Industries Ltd.	33,561	903,674
SBI Life Insurance Co. Ltd.(b)	7,425	93,092
Sun Pharmaceutical Industries Ltd.	10,395	91,843
Tata Consultancy Services Ltd.	12,693	520,186
Tata Motors Ltd.(a)	62,274	247,045
Tech Mahindra Ltd.	8,811	114,241
Titan Co. Ltd.	6,039	121,612
United Spirits Ltd.(a)	7,425	52,079
Wipro Ltd.	7,425	49,393
Wipro Ltd., ADR	20,596	147,467

Security	Shares	Value

India (continued)
Zee Entertainment Enterprises Ltd.	99	$248

		8,254,495

Indonesia — 0.2%
Astra International Tbk PT	514,800	196,013
Bank Central Asia Tbk PT	138,600	307,280
Bank Mandiri Persero Tbk PT	326,700	139,659
Bank Rakyat Indonesia Persero Tbk PT	653,400	183,196
Charoen Pokphand Indonesia Tbk PT	217,800	106,299
Gudang Garam Tbk PT(a)	29,700	74,224
Telkom Indonesia Persero Tbk PT	1,593,900	353,097
Unilever Indonesia Tbk PT	247,500	102,804

		1,462,572

Ireland — 0.5%
Flutter Entertainment PLC(a)	1,896	387,666
Horizon Therapeutics PLC(a)	2,574	243,552
Kerry Group PLC, Class A	2,277	295,485
Kingspan Group PLC	1,881	167,698
Linde PLC	6,138	1,754,486
STERIS PLC	594	125,346
Trane Technologies PLC	3,762	653,948

		3,628,181

Israel — 0.3%
Azrieli Group Ltd.	2,178	153,444
Bank Hapoalim BM(a)	26,856	214,461
Bank Leumi Le-Israel BM	21,866	154,252
Check Point Software Technologies Ltd.(a)(c)	1,980	231,284
Elbit Systems Ltd.	1,683	231,900
Israel Discount Bank Ltd., Class A	50,853	230,170
Mizrahi Tefahot Bank Ltd.	14,256	402,184
Nice Ltd.(a)	1,584	383,284
Teva Pharmaceutical Industries Ltd., ADR(a)	18,216	194,911
Wix.com Ltd.(a)(c)	792	251,761

		2,447,651

Italy — 0.6%
Assicurazioni Generali SpA(a)	19,800	397,691
Atlantia SpA(a)	14,157	276,510
CNH Industrial NV	18,414	274,203
DiaSorin SpA	495	84,168
Ferrari NV	1,881	403,393
Intesa Sanpaolo SpA(a)	214,434	599,133
Mediobanca Banca di Credito Finanziario SpA(a)	16,335	184,882
Moncler SpA(a)	3,762	231,054
Nexi SpA(a)(b)	13,068	250,756
Poste Italiane SpA(b)	30,690	402,696
Recordati Industria Chimica e Farmaceutica SpA	2,376	131,113
Snam SpA	115,632	651,445
Tenaris SA	29,106	313,869
Terna Rete Elettrica Nazionale SpA	55,539	409,838
UniCredit SpA	24,750	255,097

		4,865,848

Japan — 6.1%
Alfresa Holdings Corp.	9,900	177,250
Amada Co. Ltd.	29,700	321,441
Asahi Group Holdings Ltd.	9,900	413,462
Astellas Pharma Inc.	40,200	603,340
Canon Inc.	19,800	471,519
Central Japan Railway Co.	1,900	277,860
Chiba Bank Ltd. (The)	19,800	123,541
Chugai Pharmaceutical Co. Ltd.	9,900	371,437

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Concordia Financial Group Ltd.	99,000	$371,346
Dai-ichi Life Holdings Inc.	19,800	356,040
Daiichi Sankyo Co. Ltd.	19,800	504,850
Daikin Industries Ltd.	2,900	581,831
Daiwa House Industry Co. Ltd.	9,900	293,001
Daiwa Securities Group Inc.	59,400	316,333
Denso Corp.	3,800	245,407
Dentsu Group Inc.	9,900	304,323
East Japan Railway Co.	3,200	218,954
FANUC Corp.	2,200	506,701
Fast Retailing Co. Ltd.	500	410,366
Hitachi Ltd.	9,900	487,369
Honda Motor Co. Ltd.	19,800	585,459
Hoya Corp.	9,900	1,126,266
Hulic Co. Ltd.	29,700	338,016
Iida Group Holdings Co. Ltd.	9,900	241,194
Isuzu Motors Ltd.	19,800	200,346
ITOCHU Corp.	18,800	586,162
Japan Post Holdings Co. Ltd.	29,700	249,327
Japan Tobacco Inc.	24,900	465,629
Kajima Corp.	19,800	273,528
Kansai Paint Co. Ltd.	14,300	360,166
Kao Corp.	9,900	634,640
KDDI Corp.	21,800	659,355
Keikyu Corp.	9,900	126,620
Keisei Electric Railway Co. Ltd.	9,900	308,851
Keyence Corp.	2,200	1,057,079
Kirin Holdings Co. Ltd.	9,900	185,718
Komatsu Ltd.	9,900	290,284
Kubota Corp.	9,900	232,771
Kyocera Corp.	3,100	188,232
M3 Inc.	9,900	686,266
Marubeni Corp.	59,400	493,764
Medipal Holdings Corp.	19,800	363,738
Mitsubishi Corp.	9,900	273,528
Mitsubishi Electric Corp.	29,700	457,028
Mitsubishi Estate Co. Ltd.	19,800	325,245
Mitsubishi HC Capital Inc.	29,700	170,095
Mitsubishi Heavy Industries Ltd.	9,900	294,088
Mitsubishi UFJ Financial Group Inc.	178,200	942,314
Mitsui & Co. Ltd.	69,300	1,460,432
Mitsui Fudosan Co. Ltd.	9,900	214,656
Mizuho Financial Group Inc.	39,600	556,114
MS&AD Insurance Group Holdings Inc.	9,900	280,321
Murata Manufacturing Co. Ltd.	9,900	788,250
Nexon Co. Ltd.	9,900	328,324
Nidec Corp.	9,900	1,146,192
Nintendo Co. Ltd.	1,200	688,239
Nippon Paint Holdings Co. Ltd.	12,500	178,629
Nippon Telegraph & Telephone Corp.	19,800	499,053
Nomura Holdings Inc.	59,400	318,941
NTT Data Corp.	19,800	307,583
Obayashi Corp.	29,700	270,902
Olympus Corp.	19,800	407,122
Omron Corp.	2,100	159,270
Oriental Land Co. Ltd.	2,200	311,468
ORIX Corp.	19,800	318,361
Otsuka Holdings Co. Ltd.	9,900	380,494
Panasonic Corp.	29,700	350,243
Rakuten Group Inc.	29,700	377,415

Security	Shares	Value

Japan (continued)
Recruit Holdings Co. Ltd.	19,800	$894,673
Resona Holdings Inc.	79,200	325,336
Ricoh Co. Ltd.	34,400	365,700
Santen Pharmaceutical Co. Ltd.	19,800	253,602
SBI Holdings Inc.	9,900	279,868
Secom Co. Ltd.	2,800	232,494
Sega Sammy Holdings Inc.	9,900	142,108
Sekisui House Ltd.	9,900	200,074
Seven & i Holdings Co. Ltd.	9,900	425,599
Shimizu Corp.	39,600	324,249
Shin-Etsu Chemical Co. Ltd.	6,700	1,130,918
Shiseido Co. Ltd.	9,900	718,057
Shizuoka Bank Ltd. (The)	19,800	151,618
SMC Corp.	600	348,291
Softbank Corp.	29,700	382,985
SoftBank Group Corp.	19,800	1,790,613
Sompo Holdings Inc.	9,900	367,723
Sony Group Corp.	19,800	1,974,475
Subaru Corp.	12,900	239,282
Sumitomo Corp.	39,600	539,086
Sumitomo Mitsui Financial Group Inc.	19,800	688,711
Sumitomo Mitsui Trust Holdings Inc.	9,900	336,929
Sumitomo Realty & Development Co. Ltd.	9,900	329,592
T&D Holdings Inc.	19,800	242,552
Taisei Corp.	9,900	365,006
Takeda Pharmaceutical Co. Ltd.	22,575	750,744
Terumo Corp.	9,900	374,245
Tokio Marine Holdings Inc.	9,900	473,693
Tokyo Electron Ltd.	1,900	839,925
Toshiba Corp.	9,900	408,934
Toyota Industries Corp.	9,900	792,507
Toyota Motor Corp.	29,700	2,208,242
Toyota Tsusho Corp.	9,900	418,444
Unicharm Corp.	9,900	384,389
Yokogawa Electric Corp.	9,900	179,695
Z Holdings Corp.	49,500	228,695

		48,923,143

Kuwait — 0.1%
Kuwait Finance House KSCP	59,518	142,819
Mobile Telecommunications Co. KSC	201,115	402,497
National Bank of Kuwait SAKP	43,035	117,550

		662,866

Malaysia — 0.2%
CIMB Group Holdings Bhd	89,100	90,048
Dialog Group Bhd	415,800	308,572
IHH Healthcare Bhd	69,300	91,015
Malayan Banking Bhd	69,300	139,229
Petronas Dagangan Bhd	79,200	389,775
PPB Group Bhd	71,120	321,189
Public Bank Bhd	144,300	146,188
Top Glove Corp. Bhd(c)	99,000	136,547

		1,622,563

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	306,901	215,254
Coca-Cola Femsa SAB de CV	19,800	93,070
Fibra Uno Administracion SA de CV	118,800	147,274
Fomento Economico Mexicano SAB de CV	19,800	153,978
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	9,900	102,187
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	7,920	134,500

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	39,801	$227,370
Promotora y Operadora de Infraestructura SAB de CV	7,945	61,648
Wal-Mart de Mexico SAB de CV(c)	79,200	260,316

		1,395,597

Netherlands — 1.4%
Adyen NV(a)(b)	198	486,596
Aegon NV	40,887	190,284
Akzo Nobel NV	2,475	297,702
Argenx SE(a)	792	229,200
ASML Holding NV	5,445	3,547,398
Davide Campari-Milano NV	23,760	280,645
Heineken NV	3,465	402,267
ING Groep NV	49,896	638,489
Just Eat Takeaway.com NV(a)(b)	1,386	143,488
Koninklijke Ahold Delhaize NV	7,722	208,132
Koninklijke DSM NV	2,970	533,432
Koninklijke Philips NV(a)	11,204	632,288
Koninklijke Vopak NV	3,267	149,840
NN Group NV	4,257	213,029
NXP Semiconductors NV	4,324	832,413
Prosus NV	5,940	645,196
QIAGEN NV(a)	3,861	188,378
Randstad NV	2,673	193,323
Stellantis NV	24,486	407,479
STMicroelectronics NV	10,791	404,775
Wolters Kluwer NV	3,564	322,891

		10,947,245

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	21,384	117,374
Fisher & Paykel Healthcare Corp. Ltd.	5,148	132,788
Meridian Energy Ltd.	78,210	299,097

		549,259

Norway — 0.3%
Adevinta ASA(a)	10,692	196,256
DNB ASA	32,175	693,403
Gjensidige Forsikring ASA	18,909	431,178
Mowi ASA	19,154	473,997
Orkla ASA	22,486	229,943
Schibsted ASA, Class A(a)	917	46,290
Schibsted ASA, Class B(a)	4,257	187,021
Telenor ASA	25,839	461,688

		2,719,776

Peru — 0.1%
Credicorp Ltd.	396	47,283
Southern Copper Corp.	9,108	632,186

		679,469

Philippines — 0.1%
Ayala Land Inc.	207,900	139,032
BDO Unibank Inc.	47,540	101,794
International Container Terminal Services Inc.	46,660	125,880
Jollibee Foods Corp.	6,510	23,796
Megaworld Corp.	2,376,000	155,439
SM Prime Holdings Inc.	227,700	162,913

		708,854

Poland — 0.1%
Bank Polska Kasa Opieki SA(a)	5,940	125,477
CD Projekt SA(a)(c)	2,277	104,636
Powszechna Kasa Oszczednosci Bank Polski SA(a)	32,274	300,419

Security	Shares	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA(a)	14,058	$121,211

		651,743

Qatar — 0.1%
Barwa Real Estate Co.	349,470	304,997
Industries Qatar QSC	49,005	178,104
Mesaieed Petrochemical Holding Co.	412,929	214,870
Qatar National Bank QPSC	12,177	58,768

		756,739

Russia — 0.3%
Alrosa PJSC	84,910	122,926
Magnit PJSC, GDR(d)	9,108	128,286
Mobile TeleSystems PJSC, ADR	42,372	358,891
Moscow Exchange MICEX-RTS PJSC	117,110	276,036
Polymetal International PLC	6,363	131,572
Polyus PJSC	869	160,550
Sberbank of Russia PJSC	188,750	748,501
VTB Bank PJSC	490,000	336
X5 Retail Group NV, GDR(d)	3,960	121,976
Yandex NV, Class A(a)	7,664	505,882

		2,554,956

Saudi Arabia — 0.5%
Abdullah Al Othaim Markets Co.	3,267	117,086
Al Rajhi Bank	18,882	497,968
Alinma Bank	99	524
Almarai Co. JSC	12,177	174,695
Arab National Bank	22,770	138,195
Bank AlBilad	18,414	183,889
Bank Al-Jazira	7,425	37,857
Banque Saudi Fransi	14,850	154,436
Dar Al Arkan Real Estate Development Co.(a)	36,927	102,014
Emaar Economic City(a)	65,439	187,063
Etihad Etisalat Co.(a)	12,276	101,315
Riyad Bank	27,423	194,881
SABIC Agri-Nutrients Co.	7,227	202,351
Saudi British Bank (The)	22,275	182,650
Saudi National Bank	50,012	757,495
Saudi Telecom Co.	12,276	415,736
Yanbu National Petrochemical Co.	12,969	252,802

		3,700,957

Singapore — 0.2%
Ascendas REIT	55,902	130,679
City Developments Ltd.	39,600	234,850
DBS Group Holdings Ltd.	19,800	445,143
Genting Singapore Ltd.	207,900	135,172
Oversea-Chinese Banking Corp. Ltd.	33,600	308,118
Singapore Technologies Engineering Ltd.	59,400	172,342
Singapore Telecommunications Ltd.	138,600	260,448
United Overseas Bank Ltd.	5,100	101,931
UOL Group Ltd.	29,700	171,896

		1,960,579

South Africa — 0.4%
Anglo American Platinum Ltd.	1,188	162,534
Discovery Ltd.	14,850	135,116
FirstRand Ltd.	99,297	349,345
Gold Fields Ltd.	15,147	143,248
Growthpoint Properties Ltd.	198,000	198,171
Kumba Iron Ore Ltd.	4,752	215,639
MTN Group Ltd.(a)	24,255	153,179
Naspers Ltd., Class N	5,643	1,287,654

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Nedbank Group Ltd.	9,228	$94,051
NEPI Rockcastle PLC	26,038	175,352
Old Mutual Ltd.	121,968	106,352
Rand Merchant Investment Holdings Ltd.	44,550	90,528
Reinet Investments SCA	6,138	118,444
Sanlam Ltd.	47,916	185,025
Standard Bank Group Ltd.	20,889	169,920

		3,584,558

South Korea — 1.7%
Amorepacific Corp.	990	240,747
Celltrion Healthcare Co. Ltd.(a)	1,711	172,584
Celltrion Inc.(a)	1,350	322,830
CJ ENM Co. Ltd.	1,188	153,793
Coway Co. Ltd.	1,485	89,312
GS Engineering & Construction Corp.	5,049	200,399
Hana Financial Group Inc.	4,776	196,003
HLB Inc.(a)	2,458	73,142
Hotel Shilla Co. Ltd.	1,287	100,081
Hyundai Mobis Co. Ltd.	1,188	288,363
Hyundai Motor Co.	2,178	415,100
Industrial Bank of Korea	13,662	119,014
Kakao Corp.	3,465	353,556
Kangwon Land Inc.(a)	7,425	168,879
KB Financial Group Inc.	5,062	248,925
Kia Corp.	3,861	267,269
Korea Aerospace Industries Ltd.	3,324	97,418
KT&G Corp.	4,950	366,683
LG Chem Ltd.	370	310,010
LG Household & Health Care Ltd.	198	273,944
Lotte Corp.	2,673	87,951
NAVER Corp.	1,724	557,179
NCSoft Corp.	398	296,975
Samsung Biologics Co. Ltd.(a)(b)	396	286,226
Samsung C&T Corp.	1,881	229,978
Samsung Electronics Co. Ltd.	63,662	4,664,407
Samsung Engineering Co. Ltd.(a)	9,306	145,151
Samsung Fire & Marine Insurance Co. Ltd.	792	140,977
Samsung Life Insurance Co. Ltd.	3,168	232,684
Samsung SDI Co. Ltd.	792	465,652
Samsung SDS Co. Ltd.	1,089	179,159
Shinhan Financial Group Co. Ltd.	6,241	224,426
SK Holdings Co. Ltd.	1,584	393,027
SK Hynix Inc.	7,425	854,407
SK Telecom Co. Ltd.	850	231,919

		13,448,170

Spain — 0.6%
Aena SME SA(a)(b)	1,782	310,406
Amadeus IT Group SA(a)	7,425	506,797
Banco Bilbao Vizcaya Argentaria SA	93,555	525,999
Banco Santander SA	223,901	866,545
CaixaBank SA	61,281	196,745
Cellnex Telecom SA(b)(c)	5,636	319,148
Enagas SA	7,009	152,886
Ferrovial SA	11,120	316,451
Grifols SA	5,049	137,059
Iberdrola SA	36,615	495,206
Industria de Diseno Textil SA	16,830	600,100
Red Electrica Corp. SA	9,559	175,771
Siemens Gamesa Renewable Energy SA(a)	6,039	218,819

Security	Shares	Value

Spain (continued)
Telefonica SA	85,016	$394,376

		5,216,308

Sweden — 1.0%
Alfa Laval AB	5,802	196,516
Assa Abloy AB, Class B	16,236	463,323
Atlas Copco AB, Class A	5,151	312,505
Atlas Copco AB, Class B	8,546	444,191
Boliden AB	16,038	625,531
Evolution AB(b)	2,376	469,819
H & M Hennes & Mauritz AB, Class B(a)	12,672	312,913
Hexagon AB, Class B	4,059	387,575
ICA Gruppen AB	3,366	155,248
Industrivarden AB, Class C	10,890	393,576
Investor AB, Class B	13,167	1,119,446
Kinnevik AB, Class B	5,544	306,843
Nibe Industrier AB, Class B	4,059	148,713
Sandvik AB	20,434	505,790
Skandinaviska Enskilda Banken AB, Class A	8,613	110,671
Skanska AB, Class B	6,633	180,107
Svenska Cellulosa AB SCA, Class B	3,564	62,591
Svenska Handelsbanken AB, Class A	11,583	134,491
Swedish Match AB	1,782	146,341
Telefonaktiebolaget LM Ericsson, Class B	30,690	420,802
Telia Co. AB	36,630	151,792
Volvo AB, Class B	24,156	590,920

		7,639,704

Switzerland — 2.3%
ABB Ltd., Registered	22,374	727,361
Adecco Group AG, Registered	2,673	181,238
Alcon Inc.(a)	5,049	379,208
Cie. Financiere Richemont SA, Class A, Registered	6,930	711,502
Coca-Cola HBC AG	6,534	226,347
Credit Suisse Group AG, Registered	28,611	299,458
EMS-Chemie Holding AG, Registered	99	92,536
Geberit AG, Registered	396	260,686
Givaudan SA, Registered	148	620,527
Julius Baer Group Ltd.	3,663	231,013
Kuehne + Nagel International AG, Registered	990	296,333
Logitech International SA, Registered	2,673	300,110
Lonza Group AG, Registered	792	504,351
Nestle SA, Registered	35,343	4,219,227
Novartis AG, Registered	25,938	2,217,122
Partners Group Holding AG	198	282,221
Roche Holding AG	8,811	2,875,011
Schindler Holding AG, Participation Certificates, NVS	1,188	338,405
SGS SA, Registered	99	293,076
Siemens Energy AG(a)	8,632	288,875
Sika AG, Registered	2,673	798,339
Sonova Holding AG, Registered(a)	597	176,799
Straumann Holding AG, Registered	99	141,599
Swatch Group AG (The), Bearer	693	212,448
Swiss Life Holding AG, Registered	396	193,170
Swiss Re AG	3,564	331,684
Temenos AG, Registered	1,683	247,454
UBS Group AG, Registered	42,916	655,233
Vifor Pharma AG	990	142,793
Zurich Insurance Group AG	1,584	650,759

		18,894,885

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 1.8%
Acer Inc.	99,000	$121,566
Cathay Financial Holding Co. Ltd.	305,253	571,537
China Development Financial Holding Corp.	495,000	231,259
China Life Insurance Co. Ltd.	116,345	110,376
Chunghwa Telecom Co. Ltd.	99,000	404,038
CTBC Financial Holding Co. Ltd.	396,400	323,557
Delta Electronics Inc.	21,000	227,419
E.Sun Financial Holding Co. Ltd.	208,936	201,583
Fubon Financial Holding Co. Ltd.	198,000	455,075
Hon Hai Precision Industry Co. Ltd.	136,720	567,770
Hotai Motor Co. Ltd.	5,000	108,116
MediaTek Inc.	16,000	678,767
Mega Financial Holding Co. Ltd.	198,000	231,436
Ruentex Development Co. Ltd.	198,000	376,394
Shin Kong Financial Holding Co. Ltd.	520,439	188,180
SinoPac Financial Holdings Co. Ltd.	495,200	235,784
Synnex Technology International Corp.	198,000	394,823
Taishin Financial Holding Co. Ltd.	532,001	268,543
Taiwan Cooperative Financial Holding Co. Ltd.	101,740	77,945
Taiwan Mobile Co. Ltd.	99,000	354,420
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	6,830,630
Uni-President Enterprises Corp.	198,000	532,338
United Microelectronics Corp.	79,000	160,359
Yuanta Financial Holding Co. Ltd.	792,600	737,751

		14,389,666

Thailand — 0.2%
Airports of Thailand PCL, NVDR	138,600	275,976
Bangkok Bank PCL, Foreign	29,700	115,891
Bangkok Expressway & Metro PCL, NVDR	368,500	94,677
CP ALL PCL, NVDR(a)	108,900	218,587
Energy Absolute PCL, NVDR	132,700	259,966
Gulf Energy Development PCL, NVDR	158,400	175,505
Kasikornbank PCL, Foreign	39,600	167,875
Krung Thai Bank PCL, NVDR	613,800	222,752
Siam Commercial Bank PCL (The), NVDR	49,500	166,921

		1,698,150

Turkey — 0.0%
Akbank TAS	89,256	52,529
BIM Birlesik Magazalar AS	14,751	115,631
Turkiye Garanti Bankasi AS	65,142	56,642
Turkiye Is Bankasi AS, Class C	11,630	6,830

		231,632

United Arab Emirates — 0.1%
Aldar Properties PJSC	170,874	163,284
Emaar Properties PJSC	95,040	96,511
Emirates Telecommunications Group Co. PJSC	54,054	311,685
First Abu Dhabi Bank PJSC	35,710	138,440

		709,920

United Kingdom — 3.7%
3i Group PLC	25,938	460,398
Amcor PLC	22,275	261,731
Antofagasta PLC	28,809	744,102
Aptiv PLC(a)	3,366	484,334
Ashtead Group PLC	9,405	605,639
AstraZeneca PLC	16,074	1,716,994
Auto Trader Group PLC(a)(b)	16,533	130,523
Aviva PLC	55,341	306,720
BAE Systems PLC	28,017	196,360
Barclays PLC	220,374	535,484

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	21,681	$231,742
Berkeley Group Holdings PLC	3,168	202,952
British American Tobacco PLC	30,991	1,150,809
British Land Co. PLC (The)	31,284	224,541
BT Group PLC(a)	98,901	225,872
Bunzl PLC	5,841	188,188
Burberry Group PLC(a)	8,316	237,302
Coca-Cola European Partners PLC	2,970	168,755
Compass Group PLC(a)	25,146	547,480
Croda International PLC	4,000	374,604
DCC PLC	2,178	189,497
Diageo PLC	31,977	1,439,340
Direct Line Insurance Group PLC	19,206	75,813
Entain PLC(a)	15,543	364,012
Experian PLC	14,298	552,713
Ferguson PLC	4,158	525,726
GlaxoSmithKline PLC	61,281	1,136,606
Halma PLC	7,425	266,054
Hargreaves Lansdown PLC	4,356	103,705
HSBC Holdings PLC	229,284	1,437,438
Imperial Brands PLC	15,246	318,216
Informa PLC(a)	17,127	133,316
Intertek Group PLC	2,574	218,748
JD Sports Fashion PLC(a)	7,425	94,414
Johnson Matthey PLC	7,821	351,929
Kingfisher PLC(a)	35,640	176,311
Land Securities Group PLC	20,196	201,553
Legal & General Group PLC	78,012	294,224
Lloyds Banking Group PLC	976,338	614,186
London Stock Exchange Group PLC	4,883	500,296
M&G PLC	89,595	269,558
Melrose Industries PLC	83,259	187,785
National Grid PLC	58,014	731,424
Natwest Group PLC	59,400	161,688
Next PLC(a)	2,079	224,579
Ocado Group PLC(a)	6,336	183,960
Pearson PLC	16,038	184,305
Persimmon PLC	5,479	237,592
Prudential PLC	39,441	837,961
Reckitt Benckiser Group PLC	9,405	840,030
RELX PLC	27,621	718,771
Rentokil Initial PLC	22,275	154,328
Rio Tinto PLC	13,266	1,116,006
Rolls-Royce Holdings PLC(a)	152,559	220,984
RSA Insurance Group PLC	20,988	198,298
Sage Group PLC (The)	7,425	65,588
Segro PLC	12,969	180,550
Sensata Technologies Holding PLC(a)(c)	3,366	194,353
Severn Trent PLC	12,078	414,219
Smith & Nephew PLC	18,909	411,164
Smiths Group PLC	9,999	225,036
St. James’s Place PLC	701	13,214
Standard Chartered PLC	16,574	119,235
Standard Life Aberdeen PLC	43,362	166,602
Taylor Wimpey PLC	83,952	208,759
Tesco PLC	81,432	249,170
Unilever PLC	34,521	2,022,491
United Utilities Group PLC	29,205	391,499
Vodafone Group PLC	349,965	662,857
Whitbread PLC(a)	5,783	259,742

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	21,582	$291,523

		30,131,898

United States — 57.6%
10X Genomics Inc., Class A(a)	1,485	293,733
3M Co.	6,633	1,307,630
A O Smith Corp.	4,158	281,704
Abbott Laboratories	22,770	2,734,222
AbbVie Inc.	23,364	2,605,086
ABIOMED Inc.(a)	792	254,018
Accenture PLC, Class A	8,415	2,440,098
Activision Blizzard Inc.	9,603	875,698
Adobe Inc.(a)	5,643	2,868,563
Advanced Micro Devices Inc.(a)	15,642	1,276,700
Aflac Inc.	11,979	643,632
Agilent Technologies Inc.	4,851	648,288
AGNC Investment Corp.	14,256	255,610
Akamai Technologies Inc.(a)	1,980	215,226
Albemarle Corp.	2,277	382,923
Alexandria Real Estate Equities Inc.	1,287	233,076
Alexion Pharmaceuticals Inc.(a)	2,673	450,882
Align Technology Inc.(a)	1,188	707,490
Allegion PLC	1,881	252,769
Allstate Corp. (The)	4,752	602,554
Ally Financial Inc.	4,257	219,023
Alnylam Pharmaceuticals Inc.(a)	1,089	153,157
Alphabet Inc., Class A(a)	3,564	8,387,874
Alphabet Inc., Class C, NVS(a)	3,960	9,544,075
Altice USA Inc., Class A(a)(c)	7,425	269,602
Altria Group Inc.	25,641	1,224,358
Amazon.com Inc.(a)	5,346	18,536,827
AMERCO	495	295,332
American Express Co.	8,613	1,320,804
American International Group Inc.	14,256	690,703
American Tower Corp.	5,643	1,437,667
American Water Works Co. Inc.	7,722	1,204,555
Ameriprise Financial Inc.	1,584	409,306
AmerisourceBergen Corp.	2,871	346,817
AMETEK Inc.	2,970	400,742
Amgen Inc.	7,623	1,826,776
Amphenol Corp., Class A	8,415	566,666
Analog Devices Inc.	5,247	803,631
Annaly Capital Management Inc.	33,283	302,210
ANSYS Inc.(a)	1,053	385,040
Anthem Inc.	3,069	1,164,348
Aon PLC, Class A	3,267	821,454
Apollo Global Management Inc.	2,475	137,041
Apple Inc.	213,951	28,125,998
Applied Materials Inc.	12,573	1,668,563
Arch Capital Group Ltd.(a)	4,356	172,977
Arista Networks Inc.(a)	1,031	324,940
Arrow Electronics Inc.(a)	2,475	282,323
Arthur J Gallagher & Co.	1,386	200,901
Assurant Inc.	1,706	265,454
AT&T Inc.	92,763	2,913,686
Athene Holding Ltd., Class A(a)	2,574	153,591
Atmos Energy Corp.	8,355	865,494
Autodesk Inc.(a)	2,772	809,175
Automatic Data Processing Inc.	6,039	1,129,233
AutoZone Inc.(a)	198	289,896
Avalara Inc.(a)	1,089	154,322

Security	Shares	Value

United States (continued)
AvalonBay Communities Inc.	1,980	$380,160
Avantor Inc.(a)	6,138	196,662
Avery Dennison Corp.	1,683	360,448
Axalta Coating Systems Ltd.(a)	10,890	347,282
Baker Hughes Co.	25,047	502,944
Ball Corp.	5,544	519,140
Bank of America Corp.	99,099	4,016,482
Bank of New York Mellon Corp. (The)	11,088	553,069
Baxter International Inc.	6,039	517,482
Becton Dickinson and Co.	3,663	911,391
Berkshire Hathaway Inc., Class B(a)	15,741	4,327,988
Best Buy Co. Inc.	2,970	345,322
Biogen Inc.(a)	2,277	608,710
BioMarin Pharmaceutical Inc.(a)	3,069	239,136
Bio-Rad Laboratories Inc., Class A(a)	198	124,766
BlackRock Inc.(e)	1,493	1,223,215
Blackstone Group Inc. (The)	7,425	657,038
Boeing Co. (The)(a)	6,930	1,623,768
Booking Holdings Inc.(a)	594	1,464,852
BorgWarner Inc.	2,673	129,854
Boston Properties Inc.	1,683	184,036
Boston Scientific Corp.(a)	19,008	828,749
Bristol-Myers Squibb Co.	29,997	1,872,413
Broadcom Inc.	5,346	2,438,845
Broadridge Financial Solutions Inc.	1,386	219,861
Brown & Brown Inc.	4,292	228,249
Brown-Forman Corp., Class B, NVS	4,500	343,260
Burlington Stores Inc.(a)	693	226,147
Cadence Design Systems Inc.(a)	2,178	286,995
Capital One Financial Corp.	4,059	605,116
Cardinal Health Inc.	4,356	262,841
CarMax Inc.(a)	2,277	303,387
Carrier Global Corp.	12,108	527,667
Carvana Co.(a)	891	254,167
Catalent Inc.(a)	2,178	244,960
Caterpillar Inc.	6,831	1,558,219
Cboe Global Markets Inc.	2,970	309,979
CBRE Group Inc., Class A(a)	6,138	522,958
CDW Corp./DE	1,881	335,439
Celanese Corp.	1,584	248,134
Centene Corp.(a)	5,863	361,982
Ceridian HCM Holding Inc.(a)	2,178	205,777
Cerner Corp.	5,445	408,647
CH Robinson Worldwide Inc.	1,683	163,386
Charles Schwab Corp. (The)	17,721	1,247,558
Charter Communications Inc., Class A(a)(c)	1,782	1,200,088
Cheniere Energy Inc.(a)	4,455	345,352
Chevron Corp.	990	102,039
Chipotle Mexican Grill Inc.(a)	396	590,844
Chubb Ltd.	5,544	951,295
Church & Dwight Co. Inc.	3,960	339,530
Cigna Corp.	4,257	1,060,036
Cincinnati Financial Corp.	1,584	178,485
Cintas Corp.	1,188	410,026
Cisco Systems Inc.	55,242	2,812,370
Citigroup Inc.	27,918	1,988,878
Citizens Financial Group Inc.	8,712	403,191
Citrix Systems Inc.	1,386	171,656
Clorox Co. (The)	1,386	252,945
Cloudflare Inc., Class A(a)	2,178	184,564

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CME Group Inc.	4,752	$959,856
Coca-Cola Co. (The)	56,034	3,024,715
Cognex Corp.	2,574	221,673
Cognizant Technology Solutions Corp., Class A	7,623	612,889
Colgate-Palmolive Co.	11,088	894,802
Comcast Corp., Class A	55,242	3,101,838
Conagra Brands Inc.	6,336	235,002
Consolidated Edison Inc.	7,821	605,424
Constellation Brands Inc., Class A	2,574	618,584
Cooper Companies Inc. (The)	495	203,391
Copart Inc.(a)	3,663	456,080
Corning Inc.	10,494	463,940
Corteva Inc.	9,306	453,761
CoStar Group Inc.(a)	594	507,531
Costco Wholesale Corp.	6,039	2,247,052
Coupa Software Inc.(a)	594	159,810
Crowdstrike Holdings Inc., Class A(a)	1,683	350,922
Crown Castle International Corp.	5,346	1,010,715
Crown Holdings Inc.	1,287	141,313
CSX Corp.	10,692	1,077,219
Cummins Inc.	1,584	399,231
CVS Health Corp.	15,444	1,179,922
Danaher Corp.	8,613	2,187,185
Darden Restaurants Inc.	1,287	188,829
Datadog Inc., Class A(a)	1,881	161,333
DaVita Inc.(a)(c)	792	92,292
Deere & Co.	3,564	1,321,709
Dell Technologies Inc., Class C(a)	3,168	311,509
DENTSPLY SIRONA Inc.	4,059	274,023
DexCom Inc.(a)	1,287	496,911
Digital Realty Trust Inc.	2,871	443,024
Discover Financial Services	2,475	282,150
DocuSign Inc.(a)	2,079	463,492
Dollar General Corp.	2,871	616,547
Dollar Tree Inc.(a)	2,277	261,627
Dominion Energy Inc.	7,524	601,168
Domino’s Pizza Inc.	594	250,870
Dover Corp.	2,178	324,936
Dow Inc.	10,692	668,250
DR Horton Inc.	4,653	457,343
DraftKings Inc., Class A(a)(c)	3,069	173,890
Dropbox Inc., Class A(a)	5,445	139,937
Duke Realty Corp.	5,841	271,723
Eaton Corp. PLC	5,643	806,554
eBay Inc.	9,108	508,135
Ecolab Inc.	4,752	1,065,018
Edison International	8,613	512,043
Edwards Lifesciences Corp.(a)	8,613	822,714
Elanco Animal Health Inc.(a)	7,425	235,447
Electronic Arts Inc.	3,564	506,373
Eli Lilly & Co.	10,593	1,936,083
Emerson Electric Co.	9,504	860,017
Enphase Energy Inc.(a)	1,782	248,143
EPAM Systems Inc.(a)	495	226,586
Equifax Inc.	1,782	408,488
Equinix Inc.	1,089	784,908
Equitable Holdings Inc.	7,425	254,158
Equity Residential	6,039	448,275
Essential Utilities Inc.	19,404	914,511
Essex Property Trust Inc.	693	201,330

Security	Shares	Value

United States (continued)
Estee Lauder Companies Inc. (The), Class A	3,663	$1,149,449
Etsy Inc.(a)	1,485	295,203
Everest Re Group Ltd.	495	137,090
Eversource Energy	14,454	1,246,224
Exact Sciences Corp.(a)	2,475	326,254
Exelon Corp.	1,881	84,532
Expedia Group Inc.	2,178	383,829
Expeditors International of Washington Inc.	3,564	391,541
Extra Space Storage Inc.	1,485	220,805
F5 Networks Inc.(a)	990	184,892
Facebook Inc., Class A(a)	29,997	9,751,425
Fair Isaac Corp.(a)	381	198,657
Fastenal Co.	7,524	393,355
FedEx Corp.	2,475	718,517
Fidelity National Financial Inc.	4,102	187,133
Fidelity National Information Services Inc.	8,615	1,317,233
Fifth Third Bancorp	11,187	453,521
First Republic Bank/CA	990	181,408
Fiserv Inc.(a)	8,334	1,001,080
FleetCor Technologies Inc.(a)	1,485	427,264
FMC Corp.	4,059	479,936
Ford Motor Co.(a)	36,927	426,138
Fortinet Inc.(a)	1,782	363,938
Fortive Corp.	4,279	303,039
Fortune Brands Home & Security Inc.	2,079	218,253
Fox Corp., Class A, NVS	8,415	314,889
Freeport-McMoRan Inc.	24,552	925,856
Garmin Ltd.	2,475	339,669
Gartner Inc.(a)	1,584	310,274
Generac Holdings Inc.(a)	792	256,568
General Dynamics Corp.	3,069	583,816
General Electric Co.	115,137	1,510,597
General Mills Inc.	7,128	433,810
General Motors Co.	13,365	764,745
Genuine Parts Co.	2,376	296,929
Gilead Sciences Inc.	16,632	1,055,633
Global Payments Inc.	3,564	764,941
GoDaddy Inc., Class A(a)	2,303	199,946
Goldman Sachs Group Inc. (The)	4,653	1,621,338
Halliburton Co.	54,351	1,063,106
Hartford Financial Services Group Inc. (The)	4,554	300,382
Hasbro Inc.	2,574	255,984
HCA Healthcare Inc.	3,168	636,958
Healthpeak Properties Inc.	3,808	130,767
HEICO Corp.	990	139,392
Henry Schein Inc.(a)	2,475	179,438
Hershey Co. (The)	2,178	357,845
Hewlett Packard Enterprise Co.	25,344	406,011
Hilton Worldwide Holdings Inc.(a)	1,980	254,826
Hologic Inc.(a)	3,762	246,599
Home Depot Inc. (The)	13,266	4,293,806
Honeywell International Inc.	9,603	2,141,853
Host Hotels & Resorts Inc.	13,662	248,102
HP Inc.	24,552	837,469
HubSpot Inc.(a)	693	364,830
Humana Inc.	1,683	749,339
Huntington Bancshares Inc./OH	21,978	336,703
IAC/InterActiveCorp.(a)	1,089	276,029
IDEX Corp.	1,091	244,602
IDEXX Laboratories Inc.(a)	990	543,500

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
IHS Markit Ltd.	6,336	$681,627
Illinois Tool Works Inc.	4,059	935,437
Illumina Inc.(a)	2,079	816,714
Incyte Corp.(a)	2,574	219,768
Ingersoll Rand Inc.(a)	3,310	163,547
Insulet Corp.(a)	594	175,361
Intel Corp.	55,539	3,195,159
Intercontinental Exchange Inc.	5,841	687,544
International Business Machines Corp.	11,880	1,685,534
International Flavors & Fragrances Inc.	2,079	295,571
Interpublic Group of Companies Inc. (The)	7,227	229,457
Intuit Inc.	3,267	1,346,527
Intuitive Surgical Inc.(a)	1,683	1,455,795
Invesco Ltd.	6,831	184,437
Invitation Homes Inc.	7,425	260,320
Ionis Pharmaceuticals Inc.(a)(c)	2,673	114,458
IQVIA Holdings Inc.(a)	3,267	766,732
Iron Mountain Inc.	4,653	186,678
Jack Henry & Associates Inc.	1,485	241,803
Jacobs Engineering Group Inc.	2,079	277,775
Jazz Pharmaceuticals PLC(a)	1,287	211,583
JM Smucker Co. (The)	1,584	207,488
Johnson & Johnson	33,660	5,477,492
Johnson Controls International PLC	8,613	536,934
JPMorgan Chase & Co.	36,562	5,623,601
Juniper Networks Inc.	7,128	180,980
Kansas City Southern	792	231,430
Kellogg Co.	3,229	201,554
Keurig Dr Pepper Inc.	9,900	354,915
KeyCorp.	17,919	389,917
Keysight Technologies Inc.(a)	1,782	257,232
Kimberly-Clark Corp.	2,970	395,960
Kinder Morgan Inc.	104,643	1,784,163
KKR & Co. Inc.	5,742	324,882
KLA Corp.	2,178	686,832
Kraft Heinz Co. (The)	10,890	449,648
Kroger Co. (The)	5,247	191,725
L3Harris Technologies Inc.	2,817	589,401
Laboratory Corp. of America Holdings(a)	1,089	289,532
Lam Research Corp.	1,881	1,167,066
Lamb Weston Holdings Inc.	2,277	183,299
Las Vegas Sands Corp.	4,851	297,172
Leidos Holdings Inc.	2,376	240,641
Lennar Corp., Class A	3,762	389,743
Lennox International Inc.	1,089	365,185
Liberty Global PLC, Class A(a)	6,732	181,091
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,762	170,005
Lincoln National Corp.	4,950	317,443
Live Nation Entertainment Inc.(a)	2,920	239,090
LKQ Corp.(a)	5,148	240,463
Lockheed Martin Corp.	3,168	1,205,614
Loews Corp.	9,108	507,771
Lowe’s Companies Inc.	9,207	1,806,874
Lululemon Athletica Inc.(a)	1,782	597,451
M&T Bank Corp.	1,683	265,392
Markel Corp.(a)	99	116,466
MarketAxess Holdings Inc.	396	193,430
Marriott International Inc./MD, Class A(a)	1,386	205,849
Marsh & McLennan Companies Inc.	7,227	980,704
Martin Marietta Materials Inc.	990	349,589

Security	Shares	Value

United States (continued)
Marvell Technology Inc.	9,009	$407,297
Masco Corp.	4,950	316,206
Mastercard Inc., Class A	11,187	4,274,105
Match Group Inc.(a)	3,168	493,036
Maxim Integrated Products Inc.	4,257	400,158
McCormick & Co. Inc./MD, NVS	4,554	411,499
McDonald’s Corp.	9,801	2,313,820
McKesson Corp.	1,980	371,369
Medical Properties Trust Inc.	7,425	163,721
Medtronic PLC	17,424	2,281,150
MercadoLibre Inc.(a)	594	933,162
Merck & Co. Inc.	33,462	2,492,919
MetLife Inc.	12,177	774,823
Mettler-Toledo International Inc.(a)	297	390,056
MGM Resorts International	6,534	266,064
Microchip Technology Inc.	3,267	490,997
Micron Technology Inc.(a)	13,662	1,175,888
Microsoft Corp.	89,199	22,494,204
Moderna Inc.(a)	3,366	601,908
Molson Coors Beverage Co., Class B	3,168	174,082
Mondelez International Inc., Class A	19,602	1,191,998
MongoDB Inc.(a)	495	147,243
Monster Beverage Corp.(a)	6,435	624,517
Moody’s Corp.	2,178	711,574
Morgan Stanley	17,721	1,462,869
Motorola Solutions Inc.	2,178	410,117
MSCI Inc.	990	480,912
NetApp Inc.	3,663	273,589
Netflix Inc.(a)	5,544	2,846,678
Newell Brands Inc.	8,019	216,192
Newmont Corp.	8,019	500,466
News Corp., Class A, NVS	7,128	186,718
NextEra Energy Inc.	26,334	2,041,148
Nike Inc., Class B	15,147	2,008,795
Norfolk Southern Corp.	3,465	967,567
Northern Trust Corp.	1,683	191,525
Northrop Grumman Corp.	1,980	701,791
NortonLifeLock Inc.	8,811	190,406
Novocure Ltd.(a)	1,188	242,471
NVIDIA Corp.	7,821	4,695,572
O’Reilly Automotive Inc.(a)	792	437,881
Okta Inc.(a)(c)	1,386	373,804
Old Dominion Freight Line Inc.	1,683	433,894
Omega Healthcare Investors Inc.	3,960	150,480
Omnicom Group Inc.	2,079	171,019
ONEOK Inc.	11,088	580,346
Oracle Corp.	24,156	1,830,783
Otis Worldwide Corp.	6,054	471,425
PACCAR Inc.	2,772	249,147
Palo Alto Networks Inc.(a)	1,089	384,842
Parker-Hannifin Corp.	1,485	466,008
Paychex Inc.	6,138	598,394
Paycom Software Inc.(a)	594	228,340
PayPal Holdings Inc.(a)	13,761	3,609,373
Peloton Interactive Inc., Class A(a)	2,772	272,626
Pentair PLC	2,700	174,177
PepsiCo Inc.	17,721	2,554,659
PerkinElmer Inc.	1,584	205,334
Pfizer Inc.	69,597	2,689,924
PG&E Corp.(a)	19,899	225,257

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	20,295	$1,928,025
Pinterest Inc., Class A(a)	6,039	400,808
PNC Financial Services Group Inc. (The)	5,742	1,073,467
Pool Corp.	891	376,465
PPG Industries Inc.	5,049	864,591
Principal Financial Group Inc.	4,554	290,864
Procter & Gamble Co. (The)	32,670	4,358,831
Progressive Corp. (The)	7,425	747,994
Prologis Inc.	9,702	1,130,574
Prudential Financial Inc.	7,029	705,430
Public Storage	1,881	528,862
PulteGroup Inc.	2,970	175,586
Qorvo Inc.(a)	1,089	204,917
QUALCOMM Inc.	14,850	2,061,180
Quest Diagnostics Inc.	2,079	274,179
Raytheon Technologies Corp.	20,896	1,739,383
Realty Income Corp.	2,376	164,300
Regency Centers Corp.	2,376	151,256
Regeneron Pharmaceuticals Inc.(a)	1,188	571,784
Regions Financial Corp.	15,939	347,470
Reinsurance Group of America Inc.	891	116,302
ResMed Inc.	1,782	334,963
RingCentral Inc., Class A(a)	693	221,032
Robert Half International Inc.	2,178	190,815
Rockwell Automation Inc.	1,386	366,264
Roku Inc.(a)	1,287	441,402
Rollins Inc.	6,079	226,625
Roper Technologies Inc.	1,485	662,963
Ross Stores Inc.	4,653	609,264
S&P Global Inc.	3,267	1,275,404
salesforce.com Inc.(a)	11,286	2,599,392
Sarepta Therapeutics Inc.(a)	1,188	84,158
SBA Communications Corp.	1,485	445,084
Schlumberger Ltd.	147,015	3,976,756
Seagate Technology PLC	2,970	275,735
Seagen Inc.(a)	1,188	170,787
Sealed Air Corp.	4,752	234,749
Sempra Energy	5,450	749,756
ServiceNow Inc.(a)	2,376	1,203,135
Sherwin-Williams Co. (The)	3,861	1,057,412
Simon Property Group Inc.	4,653	566,456
Sirius XM Holdings Inc.	9,603	58,578
Skyworks Solutions Inc.	2,178	394,937
Slack Technologies Inc., Class A(a)	5,643	239,263
Snap Inc., Class A, NVS(a)	12,276	758,902
Snap-on Inc.	990	235,224
Snowflake Inc., Class A(a)(c)	891	206,347
SolarEdge Technologies Inc.(a)	792	208,724
Splunk Inc.(a)	1,683	212,765
Square Inc., Class A(a)	4,950	1,211,859
SS&C Technologies Holdings Inc.	2,178	161,651
Stanley Black & Decker Inc.	2,376	491,286
Starbucks Corp.	16,632	1,904,198
State Street Corp.	5,005	420,170
Stryker Corp.	4,455	1,170,017
Sun Communities Inc.	990	165,162
Sunrun Inc.(a)	2,673	130,977
SVB Financial Group(a)	693	396,278
Synchrony Financial	5,247	229,504
Sysco Corp.	8,019	679,450

Security	Shares	Value

United States (continued)
T-Mobile U.S. Inc.(a)	6,930	$915,661
T Rowe Price Group Inc.	2,772	496,742
Take-Two Interactive Software Inc.(a)	1,584	277,802
Target Corp.	5,841	1,210,606
TE Connectivity Ltd.	5,742	772,127
Teladoc Health Inc.(a)(c)	1,386	238,877
Teledyne Technologies Inc.(a)	297	132,982
Teleflex Inc.	495	209,128
Teradyne Inc.	2,178	272,424
Tesla Inc.(a)	9,405	6,672,283
Texas Instruments Inc.	12,078	2,180,200
Textron Inc.	2,871	184,433
Thermo Fisher Scientific Inc.	5,247	2,467,297
TJX Companies Inc. (The)	14,652	1,040,292
Tractor Supply Co.	1,386	261,400
Trade Desk Inc. (The), Class A(a)	495	361,008
Tradeweb Markets Inc., Class A	1,386	112,654
TransDigm Group Inc.(a)	693	425,322
TransUnion	3,861	403,822
Travelers Companies Inc. (The)	3,366	520,586
Trimble Inc.(a)	4,257	349,074
Truist Financial Corp.	16,585	983,656
Twilio Inc., Class A(a)	1,584	582,595
Twitter Inc.(a)	9,702	535,744
Tyson Foods Inc., Class A	2,079	161,019
U.S. Bancorp	14,553	863,721
Uber Technologies Inc.(a)	13,662	748,268
UDR Inc.	2,721	126,390
UGI Corp.	7,623	333,201
Ulta Beauty Inc.(a)	891	293,451
Union Pacific Corp.	8,217	1,824,914
United Parcel Service Inc., Class B	8,316	1,695,300
United Rentals Inc.(a)	1,386	443,451
UnitedHealth Group Inc.	11,880	4,737,744
Universal Health Services Inc., Class B	990	146,926
Vail Resorts Inc.	594	193,145
Veeva Systems Inc., Class A(a)	1,881	531,288
Ventas Inc.	5,544	307,470
VEREIT Inc.	4,717	225,661
VeriSign Inc.(a)	2,079	454,823
Verisk Analytics Inc.	2,871	540,322
Verizon Communications Inc.	50,589	2,923,538
Vertex Pharmaceuticals Inc.(a)	3,168	691,258
VF Corp.	4,554	399,204
ViacomCBS Inc., Class B, NVS	5,301	217,447
Viatris Inc.(a)	14,174	188,514
VICI Properties Inc.	7,425	235,373
Visa Inc., Class A	20,889	4,878,835
VMware Inc., Class A(a)(c)	1,584	254,755
Vornado Realty Trust	3,284	150,243
Voya Financial Inc.	3,762	255,139
Vulcan Materials Co.	2,673	476,436
Walmart Inc.	17,622	2,465,494
Walgreens Boots Alliance Inc.	11,979	636,085
Walt Disney Co. (The)(a)	22,275	4,143,595
Waters Corp.(a)	891	267,184
Wayfair Inc., Class A(a)(c)	990	292,614
Wells Fargo & Co.	47,223	2,127,396
Welltower Inc.	6,336	475,390
West Pharmaceutical Services Inc.	594	195,141

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Western Digital Corp.	4,059	$286,687
Western Union Co. (The)	6,930	178,517
Westinghouse Air Brake Technologies Corp.	2,871	235,623
Weyerhaeuser Co.	10,494	406,852
Whirlpool Corp.	1,287	304,311
Williams Companies Inc. (The)	28,512	694,552
Willis Towers Watson PLC	1,406	363,957
Workday Inc., Class A(a)	2,277	562,419
WP Carey Inc.	3,870	289,824
WW Grainger Inc.	594	257,523
Wynn Resorts Ltd.(a)	1,881	241,520
Xilinx Inc.	3,465	443,381
XPO Logistics Inc.(a)	1,188	165,275
Xylem Inc./NY	3,267	361,494
Yum! Brands Inc.	3,663	437,802
Zebra Technologies Corp., Class A(a)	594	289,718
Zillow Group Inc., Class C, NVS(a)	2,574	334,929
Zimmer Biomet Holdings Inc.	3,168	561,243
Zoetis Inc.	6,831	1,181,968
Zoom Video Communications Inc., Class A(a)	2,178	696,023

		462,977,668

Total Common Stocks — 99.1% (Cost: $600,181,744)		796,797,841

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	45,065	198,110
Bradespar SA, Preference Shares, NVS	29,700	388,737
Itau Unibanco Holding SA, Preference Shares, NVS	49,554	251,458
Itausa SA, Preference Shares, NVS	108,900	201,933

		1,040,238

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	7,047	369,501

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	20,691	154,864

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	2,178	116,254
Henkel AG & Co. KGaA, Preference Shares, NVS	4,752	546,647
Sartorius AG, Preference Shares, NVS	495	279,587
Volkswagen AG, Preference Shares, NVS	2,970	774,764

		1,717,252

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	382,932	$224,955

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	372	148,987
Samsung Electronics Co. Ltd., Preference Shares, NVS	9,900	652,376

		801,363

Total Preferred Stocks — 0.5% (Cost: $3,654,338)		4,308,173

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	28,611	0	(f)

Total Rights — 0.0% (Cost: $0)		0	(f)

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(g)(h)	5,039,729	5,042,249
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(g)	1,350,000	1,350,000

		6,392,249

Total Short-Term Investments — 0.8% (Cost: $6,390,767)		6,392,249

Total Investments in Securities — 100.4% (Cost: $610,226,849)		807,498,263

Other Assets, Less Liabilities — (0.4)%		(3,223,478)

Net Assets — 100.0%		$804,274,785

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Rounds to less than $1.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,907,756	$3,136,758	(a)	$—	$(1,322)	$(943)	$5,042,249	5,039,729	$17,527	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	390,000	(a)	—	—	—	1,350,000	1,350,000	430		—
BlackRock Inc.	591,110	314,101		—	—	318,004	1,223,215	1,493	13,842		—

					$(1,322)	$317,061	$7,615,464		$31,799		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	7	06/18/21	$790	$12,128
MSCI Emerging Markets E-Mini Index	7	06/18/21	468	2,679
S&P 500 E-Mini Index	7	06/18/21	1,461	57,280

				$72,087

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$796,797,841	$—		$—	$796,797,841
Preferred Stocks	4,308,173	—		—	4,308,173
Rights	—	0	(a)	—	0	(a)
Money Market Funds	6,392,249	—		—	6,392,249

	$807,498,263	$0	(a)	$—	$807,498,263

Derivative financial instruments(b)
Assets
Futures Contracts	$72,087	$—		$—	$72,087

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI Low Carbon Target ETF

Portfolio Abbreviations - Equity (continued)

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust